Summary of Significant Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Significant Policies [Line Items]
Restricted cash			$ 1,573
Estimated life period	10 years		10 years
Advances from customers amount	$ 539		$ 3,707,166
Enterprise years	5 years		5 years
Deferred government grant
Other income			$ 40,501	42,431	$ 22,119
Income tax percentage	24.00%	26.00%	16.50%
Net profit			$ 156,842	218,121
Securities, percentage	10.00%		10.00%
Statutory surplus percentage	10.00%		10.00%
Statutory surplus fund				272,037	$ 63,659
Translation rates, description			The consolidated balance sheet balances, with the exception of equity at December 31, 2023 and December 31, 2022 were translated at RMB7.0827 and RMB6.9646 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2023, 2022 and 2021 were RMB7.0467, RMB6.7261 and RMB6.4515 to $1.00, respectively.
Deferred government grant			$ 97,137	135,313
Hong Kong [Member]
Summary of Significant Policies [Line Items]
Income tax percentage	8.25%		8.25%
Net profit	$ 2,000,000		$ 2,000,000
Discontinued Operations [Member]
Summary of Significant Policies [Line Items]
Advances from customers amount	16,357,806		26,424,582
Deferred government grant	74,937		97,137
Other income	20,594	$ 20,594
Continuing Operations [Member]
Summary of Significant Policies [Line Items]
Restricted cash
AGM Technology, and AGM Defi Tech [Member] | Hong Kong [Member]
Summary of Significant Policies [Line Items]
Income tax percentage	16.50%
PRC Companies [Member]
Summary of Significant Policies [Line Items]
Statutory surplus percentage	50.00%		50.00%
Cash [Member]
Summary of Significant Policies [Line Items]
Restricted cash	$ 1,573
Customers [Member]
Summary of Significant Policies [Line Items]
Advances from customers amount			$ 30,131,748	$ 4,572,765
RMB [Member]
Summary of Significant Policies [Line Items]
Translated rate	7.1268		7.0827
Average exchange rate	7.1051%	6.9291%
US [Member]
Summary of Significant Policies [Line Items]
Translated rate			1
Average exchange rate		1.00%